Earnings per share - Additional Information (Detail)	Jun. 30, 2019 shares
Ordinary shares [member]
Earnings per share [line items]
Ordinary shares in issue	1,332,703,852
Own shares [member]
Earnings per share [line items]
Ordinary shares in issue	70,799,200